MERCER FUNDS

SUPPLEMENT TO

THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES

DATED JULY 31, 2013, AS SUPPLEMENTED ON AUGUST 15, 2013,

OCTOBER 29, 2013, NOVEMBER 13, 2013, NOVEMBER 14, 2013,

NOVEMBER 15, 2014, DECEMBER 10, 2013, DECEMBER 17, 2013,

FEBRUARY 10, 2014, APRIL 2, 2014, APRIL 3, 2014, APRIL 4, 2014

AND MAY 1, 2014

The date of this Supplement is May 6, 2014.

The following changes are made in the prospectuses of the Class S shares (the “Class S Shares Prospectus”) and of the Class Y-1, Y-2, and Y-3 shares (the “Class Y Shares Prospectus”) of Mercer Funds:

1.                       The information relating to American Century Investment Management, Inc. (“American Century”), subadvisor to the Mercer Non-US Core Equity Fund under the section titled “Fund Management—Subadvisors and Portfolio Managers,” on page 26 of the Class S Shares Prospectus and on page 26 of the Class Y Shares Prospectus is hereby deleted and replaced with the following:

American Century Investment Management, Inc. (“American Century”)

•	Rajesh Gandhi, CFA, Vice President and Portfolio Manager, joined American Century in 2002. Mr. Gandhi began managing an allocated portion of the Fund’s portfolio in 2013.

2.                       In the section titled “The Subadvisors” the similar paragraph relating to American Century, subadvisor to the Mercer Non-US Core Equity Fund is replaced on page 73-74 of the Class S Shares Prospectus and on page 73-74 of the Class Y Shares Prospectus:

Mr. Gandhi is primarily responsible for the day-today management of American Century’s allocated portion of the Fund’s portfolio, which he began managing in 2013. Mr. Gandhi joined American Century in 2002, became a portfolio manager in 2008 and currently serves as Vice President and Portfolio Manager. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the Fund, if any.

MERCER FUNDS

SUPPLEMENT TO

THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 31, 2013, AS SUPPLEMENTED AUGUST 15, 2013,

OCTOBER 29, 2013, NOVEMBER 13, 2013, NOVEMBER 14, 2013,

NOVEMBER 15, 2013, DECEMBER 10, 2013, DECEMBER 17, 2013

FEBRUARY 10, 2014, APRIL 2, 2014, APRIL 3, 2014, APRIL 4, 2014

AND MAY 1, 2014

The date of this Supplement is May 6, 2014.

The following changes are made in the Statement of Additional Information of Mercer Funds:

1. In Appendix C, titled “Additional Information About the Funds’ Portfolio Managers,” under the subheading “Mercer Non-US Core Equity Fund” beginning on page C-15, the table relating to other accounts managed by the portfolio managers of American Century Investment Management, Inc. is hereby deleted and replaced with the following:

Other Accounts Managed by Portfolio Manager

In addition to the Fund, Mr. Gandhi manages:

	Total Accounts*		Accounts with Performance Fees*
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Registered Investment Companies	4	$3,478	0	$0
Other Pooled Investment Vehicles	10	$1,626	0	$0
Other Accounts	11	$1,092	0	$0

* As of March 31, 2014.